BUSINESS ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2019
BUSINESS ACQUISITIONS
Schedule of allocation of purchase price as of the acquisition date

	US$	Amortization period
Cash and cash equivalents	339,611
Cash-segregated for regulatory purpose	22,094,198
Other current assets	5,098,900
Property, plant and equipment	5,581	3-5 years
Intangible assets
Operating License	6,900,000	Indefinite life
Goodwill	2,421,403
Other current liabilities	(26,062,403)
Deferred tax liabilities	(1,449,000)
	9,348,290

Marsco
BUSINESS ACQUISITIONS
Schedule of operations attributable to the acquisition included in the Group's consolidated statement of operations

For the year ended December 31,
2019
US$
Net revenues	416,143
Net income	15,723

Schedule of proforma acquistion

	For the years ended December 31,
	2018	2019
	US$	US$
	Unaudited	Unaudited
Pro forma net revenue	34,652,211	55,150,145
Pro forma net loss	(44,107,663)	(5,799,848)